Expense Example, No Redemption {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-15 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	916
5 Years	1,167
10 Years	1,881
Fidelity Advisor Stock Selector Mid Cap Fund-Class M
Expense Example, No Redemption:
1 Year	486
3 Years	772
5 Years	1,079
10 Years	1,949
Fidelity Advisor Stock Selector Mid Cap Fund-Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,254
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor Stock Selector Mid Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930